NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2022
Notes Receivable
NOTES RECEIVABLE

7. NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance December 31, 2022
Note 1(1)	2023-03-31	0%	$190,396	$-	$12,764	$-	$(33,860)	$169,300
Note 2(1)	2024-09-22	5%	1,003,682	48,992	27,971	(1,080,645)	-	-
Note 3	2022-04-26	8%	-	37,177	-	771,260	(808,437)	-
Total			$1,194,078	$86,169	$40,735	$(309,385)	$(842,297)	$169,300

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance December 31, 2021
Note 1(1)	2022-10-21	0%	$180,597	$-	9,573	-	-	190,170
Note 2(1)	2024-09-22	5%	943,385	13,156	7,465	-	-	964,006
Note 3	2022-04-26	8%	750,000	21,260	-	(771,260)	-	-
Note 4(1)	2023-06-01	8%	114,833	5,378	-	(120,211)	-	-
Total			$1,988,815	$39,794	$17,038	$(891,471)	$-	$1,154,176

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

Note 1 was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss. The parties agreed on an amended maturity date, whereby $34,860 ($25,000 USD) was paid on October 21, 2022, the original maturity date, and the remaining balance will be paid January 21, 2023. Subsequent to the year ended December 31, 2022, the parties mutually agreed to extend the maturity date to March 31, 2023, with a partial repayment of $33,369 ($25,000 USD) due January 30, 2023.

Note 2 was issued on September 9, 2021, bears interest at 5%, is unsecured, and contains a conversion feature upon sale of the recipient. This note is measured at fair value through profit or loss. Management has determined that it is unlikely that the loan will be repaid or the Company will receive some other type of return. Therefore, the loan has been written down to $Nil.

Note 3 was issued on November 17, 2021 pursuant to letter of intent on an acquisition that the Company is no longer pursuing. The loan is interest bearing at 8% and was due April 26, 2022. At December 31, 2021, management determined that it was unlikely that either the loan would be repaid or the Company would receive some other type of return, therefore, the loan was written down to $nil. During the year ended December 31, 2022, the parties agreed on a repayment plan, with $550,000 paid upon execution of the agreement, and $258,437 the remaining balance including interest paid on November 22, 2022.

Note 4 bears interest at 8% and is secured by a general security agreement. At December 31, 2021, management determined that it is unlikely that either the loan will be repaid or the Company will receive some other type of return. Therefore, the loan was written down to $Nil.